Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value of Financial Instruments (Tables)
Schedule Of The Valuation Of Financial Instruments Measured At Fair Value On A Recurring Basis
	Fair Value Measurements at December 31, 2021
	Level 1	Level 2	Level 3
Assets
Cash	$2,243,121	$-	$-
Marketable securities	393,481
Total Assets	2,636,602	-	-
Liabilities
Total Liabilities	-	-	-
	$2,626,602	$-	$-
	Fair Value Measurements at December 31, 2020
	Level 1	Level 2	Level 3
Assets
Cash	$191,125	$-	$-
Total Assets	191,125	-	-
Liabilities
Total Liabilities	-	-	-
	$191,125	$-	$-